DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 03, 2022 USD ($) $ / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			2,012,500
Purchase price per unit				$ 10.25		$ 10.25
Common shares, par value, (per share)				$ 0.0001		$ 0.0001	$ 0.0001
Aggregate purchase price | $			$ 25,000
Condition for future business combination use of proceeds percentage				80		80
Condition For Future Business Combination Threshold Percentage Ownership				50		50
Condition For Future Business Combination Threshold Net Tangible Assets | $				$ 5,000,000		$ 5,000,000
Redemption limit percentage without prior consent				15		15
Period of initial business combination for closing of initial public offering				15 months		15 months
Transaction Costs | $				$ 805,000		$ 700,000
Redemption period upon closure				10 days		10 days
Maximum allowed dissolution expenses | $				$ 100,000		$ 100,000
Warrant share price at $15
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private placement | $				100,000	$ 0
Warrant share price at $11.50
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit						$ 1.00
Proceeds from sale of private placement | $				$ 3,950,000	$ 0
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants				$ 11.50		11.50
Private Placement Warrants | Warrant share price at $15
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit		$ 0.10		15		0.10
Exercise price of warrants		$ 15.00		15		$ 15
Price of warrant				$ 15.00
Sale of Private Placement Warrants (in shares) | shares		1,000,000		1,000,000		1,000,000
Public Warrants expiration term				10 years
Private Placement Warrants | Warrant share price at $10
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 10.00				$ 10.00
Sale of Private Placement Warrants (in shares) | shares		55,000				55,000
Private Placement Warrants | Warrant share price at $11.50
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit		$ 1.00		$ 11.50		$ 11.50
Exercise price of warrants		$ 11.50	$ 11.50	11.50		$ 11.50
Price of warrant				$ 11.50
Sale of Private Placement Warrants (in shares) | shares		3,950,000	3,950,000	3,950,000		3,950,000
Public Warrants expiration term				5 years
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit				$ 0.10		$ 0.10
Exercise price of warrants				$ 11.50		11.50
Public Warrants | Warrant share price at $15
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit						$ 15.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		7,000,000	550,000			7,000,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10			$ 10.00
Number of shares in a unit | shares		1
Number of warrants in a unit | shares	0.75
Number of shares issuable per warrant | shares		1		1
Exercise price of warrants		$ 11.50				$ 11.50
Proceeds from issuance initial public offering | $	$ 80,500,000	$ 80,500,000
Investment of cash into Trust Account | $		$ 82,512,500
Period of initial business combination for closing of initial public offering				15 months		15 months
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit		$ 10.25				$ 10.25
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant		$ 10.00
Private Placement | Warrant share price at $10
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			55,000
Purchase price per unit			$ 10
Private Placement | Private Placement Warrants | Warrant share price at $15
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 15	$ 15	$ 15	15
Sale of Private Placement Warrants (in shares) | shares			1,000,000
Private Placement | Private Placement Warrants | Warrant share price at $11.50
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants				11.50	$ 11.50	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	1,050,000	1,050,000				8,050,000
Purchase price per unit				11.50
Common shares, par value, (per share)	$ 0.0001
Sale of Private Placement Warrants (in shares) | shares			40,250
Transaction Costs | $						$ 805,000
Sponsor | Private Placement
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants				$ 10.00
Proceeds from sale of private placement | $				$ 4,600,000		$ 4,600,000
Sale of Private Placement Warrants (in shares) | shares				55,000
Aggregate purchase price | $				$ 4,600,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $15
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit				$ 0.10		$ 0.10
Exercise price of warrants				$ 15		$ 15
Sale of Private Placement Warrants (in shares) | shares				1,000,000		1,000,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $11.50
Subsidiary, Sale of Stock [Line Items]
Purchase price per unit				$ 1.00		$ 1.00
Exercise price of warrants				$ 11.50		$ 11.50
Sale of Private Placement Warrants (in shares) | shares				3,950,000		3,950,000